Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
	Jun. 30, 2022	Jun. 30, 2021
Provisions [abstract]
Employee benefits	$ 1,351	$ 1,624
Restructuring	27	54
Post-retirement employee benefits	281	534
Total provisions	1,659	2,212
Current	1,319	1,606
Non-current	$ 340	$ 606